FINANCIAL RISK MANAGEMENT - Summary of Working Capital Calculation (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net current assets (liabilities) [abstract]
Total current assets	R$ 17,449,877	R$ 18,734,820
Total current liabilities	(13,693,877)	(16,159,586)	R$ (7,518,423)
Total net working capital	R$ 3,756,000	R$ 2,575,234